Basis of Presentation	6 Months Ended
Jun. 30, 2018
Basis of Preparation
Basis of Presentation

Section 2—Basis of Preparation

2.1 Accounting policies and basis of preparation

The interim condensed consolidated financial statements as of June 30, 2018 and for the six-month periods ended June 30, 2018 and 2017 have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting. The interim condensed consolidated financial statements do not include all the information and disclosures required in annual financial statements and should be read in conjunction with the Company’s audited consolidated financial statements included in the Company’s 2017 Annual Report on Form 20-F (“Annual Report”) filed with the United States Securities and Exchange Commission on April 30, 2018. In the opinion of management, the interim condensed consolidated financial statements as of June 30, 2018 and for the six-month periods ended June 30, 2018 and 2017 include all adjustments considered necessary for a fair presentation of the results of the interim periods presented. The statement of financial position as of December 31, 2017 included herein was derived from the audited consolidated financial statements included in the Annual Report but does not include all disclosures required by International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The accounting policies disclosed in the Company’s audited consolidated financial statements included in the Annual Report are consistent with those used to prepare the accompanying interim condensed consolidated financial statements. The results of operations for the six-month period ended June 30, 2018 are not necessarily indicative of the results expected for the full year.

Unless otherwise stated, all amounts disclosed herein are in United States Dollars (“USD”) and are rounded to the nearest thousand (`000).

Going Concern

The Group currently estimates that there will be adequate liquidity to continue as a going concern beyond the next twelve months; however, if the Company fails to prevail in either the Interference Proceeding or the Opposition Proceeding, future revenues are unlikely and the Company’s ability to continue as a going concern long-term would be uncertain.

Adoption of IFRS 15 Revenue from Contracts with Customers (“IFRS 15”)

IFRS 15 addresses the accounting and disclosure requirements for revenue contracts with customers. The mandatory effective date for adopting IFRS 15 was January 1, 2018; however, the Group elected to adopt IFRS 15 early on January 1, 2017. In accordance with IFRS 15, the Group will recognize revenue to reflect the transfer of goods or services to customers in an amount that reflects the consideration to which the Group expects to receive in exchange for such goods or services. Prior to entering to the License Agreement, the Group did not have revenue from contracts with customers that were within the scope of IFRS 15 and therefore the initial adoption of IFRS 15 had no effect on previously reported financial statements nor was an adjustment made to the Group’s accumulated deficit at January 1, 2017.

The License Agreement provides for Biogen to remit to the Company royalties (as defined above) only if the Company is successful in the Interference Proceeding and/or the Opposition Proceeding and provided that other conditions of the License Agreement are satisfied. Should the Company be entitled to receive royalties from Biogen in the future, such amounts will be recognized as revenue in the period the underlying sales occur. If the Company fails to prevail in either the Interference Proceeding or the Opposition Proceeding, it is unlikely the Group would have revenues or profits in the future.

2.2 New and amendments to accounting standards

Standards effective in 2018:

Excluding IFRS 15, which is discussed above, the IASB issued new standards and amendments to standards and interpretations that are effective in 2018 (collectively “2018 New Standards”). None of the 2018 New Standards had an impact on the Group’s financial statements.

Standards issued but not yet effective:

The IASB issued new standards, amendments to standards and interpretations that become effective on or after January 1, 2019 (collectively “New Standards”). None of the New Standards are currently expected to have a material effect on the Group’s financial statements; including, as discussed below, the future adoption of IFRS 16 Leases (“IFRS 16”).

IFRS 16 introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than twelve months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. IFRS 16 has an effective date of January 1, 2019. The impact on the Group’s financial statements from the future adoption of IFRS 16 will be determined based on facts and circumstances that exist at the time of adoption; however, the Group currently only has leases with terms of twelve months or of low-value assets, and therefore the adoption of IFRS 16 is not expected to have an effect on the Group’s financial statements.

2.3 Translation from functional currencies to presentation currency

The Company’s condensed consolidated financial statements are presented in USD, which is not the functional currency of the Parent. The Group has elected USD as the presentation currency due to the fact that the Parent has listed American Depositary Shares (“ADS”) on the Nasdaq Global Select Exchange in the United States, under the ticker symbol “FWP”. The Parent, Operations, and Forward Pharma FA ApS’s functional currency is the DKK, FP GmbH’s functional currency is the Euro and Forward Pharma USA, LLC’s functional currency is the USD.

Except for the specific income and expense transactions noted below, the translation to the presentation currency for entities with a functional currency different from the USD, their assets and liabilities are translated to USD using the closing rate as of the date of the statements of financial position while income and expense items for each statement presenting profit or loss and other comprehensive income are translated into USD at the average exchange rates for the period. Exchange differences arising from such translation are recognized directly in other comprehensive (loss) income and presented in a separate reserve in equity.

As the result of the magnitude of the Non-refundable Fee, the amount due Aditech Pharma AG and the income tax provision compared to other income and expense items recognized during the six-month period ended June 30, 2017 combined with the weakening of the USD compared to the DKK during the six-month period ended June 30, 2017, the Parent used the spot rate to translate the Non-refundable Fee and the royalty due Aditech Pharma AG to the presentation currency (USD), while the average exchange rate for the three-month period ended March 31, 2017 was used to translate the income tax provision to the presentation currency (USD.) These rates were used to avoid the distortion of operating results that would have been caused had the average exchange rate for the six-month period ended June 30, 2017 been used.